Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance	$ 107,910,960	$ 82,000,020
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	82,000,020	79,859,172	51,448,320
Other comprehensive income	25,910,940	2,140,848	28,410,852
Ending balance	$ 107,910,960	$ 82,000,020	$ 79,859,172